INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	$ 143,635	$ 143,922
Total accumulated amortization	(78,616)	(91,405)
Total intangible assets, net	65,019	52,517
Licensing Fee [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	18,629	36,654
Total accumulated amortization	(15,713)	(33,704)
IP Right [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	42,943	45,918
Total accumulated amortization	(37,538)	(39,357)
Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	10,679	10,679
Total accumulated amortization	(5,873)	(4,806)
Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	0	15,200
Total accumulated amortization	0	(4,856)
Software, Including Internal Use Software under Development [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	66,117	30,202
Software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total accumulated amortization	(17,203)	(7,060)
Others [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Total intangible assets, gross	5,267	5,269
Total accumulated amortization	$ (2,289)	$ (1,622)